Segment Reporting - Schedule of Significant Revenue and Expense Categories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting [Abstract]
Revenue	$ 36,539,846	$ 36,598,667	$ 13,070,586
Cost of sales	(26,964,611)	(28,636,850)	(9,715,604)
Selling and marketing expenses	(782,523)	(322,961)	(251,422)
General and administrative expenses	(2,250,827)	(2,369,855)	(821,432)
Research and development expenses	(3,462,715)	(2,286,141)	(449,828)
Other income (expenses), net	78,790	(55,413)	8,052
Benefit from (provision for) income taxes	24,605	(109,622)	(230,297)
Net income	$ 3,182,565	$ 2,817,825	$ 1,610,055